Employee Benefit Plans (Detail) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Aug. 14, 2013	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Defined Contribution Plan Disclosure [Line Items]
Contributions to the Plan		$ 3,927	$ 7,920
Pension Plan
Defined Contribution Plan Disclosure [Line Items]
Contributions to the Plan			14,447	$ 5,758
Accumulated benefit obligation		$ 560,900	562,230	$ 560,900
Estimated contribution to pension plan			13,600
Estimated net gain (loss)			0
Net transition asset (obligation)			0
Prior service credit			0
Other Post-Employment Obligations | CANADA
Defined Contribution Plan Disclosure [Line Items]
Estimated contribution to pension plan			61
Estimated net gain (loss)			16
Net transition asset (obligation)			0
Prior service credit			$ 0
Predecessor
Defined Contribution Plan Disclosure [Line Items]
Contributions to the Plan	$ 295				$ 1,908